UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2013

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker
National Fuel Gas Compnay	March 7, 2013	636180101	NFG

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Directors recommend: A vote for election of the following nominees	Issuer
1. David C. Carroll
2. Craig G. Matthews
3. David F. Smith

For	For	Vote to ratify PricewaterhouseCoopers LLP as the Registered Public Accounting Firm	Issuer

For	For	Advisory approval of executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	April 25, 2013	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Directors recommend: A vote for election of the following nominees	Issuer
1. Walter R. Arnheim
2. Patrick C. Eilers

For	For	Advisory resolution to approve Executive Compensation	Issuer

For	For	Ratification of appointment of Independent Auditor	Issuer

Company Name	Meeting Date	CUSIP	Ticker
EQT Corporation	April 17, 2013	26884L109	EQT

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Vicky A. Bailey	Issuer
For	For	2. Kenneth M. Burke	Issuer
For	For	3. George L. Miles, Jr.	Issuer
For	For	4. Stephen A. Thorington	Issuer

For	For	Approval of the amendment and restatement of the Company's Restated Articles of Incorporation	Issuer

For	For	Advisory vote to approve the Company's Executive Compensation	Issuer

For	For	Ratification of Ernst & Young LLP as the Company's Independent Registered Public Accountant	Issuer

Against	For	Shareholder proposal regarding a Political Contribution Feasibility Study	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Transcanada Corporation	April 26, 2013	89353D107	TRP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Kevin E. Benson
2. Derek H. Burney
3. Paule Gauthier
4. Russell K. Girling
5. S. Barry Jackson
6. Paul L. Joskow
7. Paula Rosput Reynolds
8. Mary Pat Salomone
9. W. Thomas Stephens
10. D. Michael G. Stewart
11. Richard E. Waugh

For	For	Resolution to appoint KPMG LLP, Chartered Accountants as auditors and authorize the Directors to set their remuneration	Issuer

For	For	Resolution to reconfirm and amend the Stock Option Plan, as described in the Management Information Circular	Issuer

For	For	Resolution to continue and approve the amended and restated Shareholder Rights Plan, as described in the Management Information Circular	Issuer

For	For	Resolution to accept Transcanada Corporations's approach to executive compensation, as described in the Management Information Circular	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Centerpoint Energy, Inc.	April 25, 2013	15189T107	CNP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Milton Carroll	Issuer
For	For	2. Michael P. Johnson	Issuer
For	For	3. Janiece M. Longoria	Issuer
For	For	4. David M. McClanahan	Issuer
For	For	5. Susan O. Rheney	Issuer
For	For	6. R. A. Walker	Issuer
For	For	7. Peter S. Wareing	Issuer

For	For	Ratify the appointment of Deloitte & Touche LLP as independent auditors for 2013	Issuer

For	For	Approve the advisory resolution on executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Spectra Energy Corp	April 30, 2013	847560109	SE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. William T. Esrey	Issuer
For	For	2. Gregory L. Ebel	Issuer
For	For	3. Austin A. Adams	Issuer
For	For	4. Joseph Alvarado	Issuer
For	For	5. Pamela L. Carter	Issuer
For	For	6. F. Anthony Comper	Issuer
For	For	7. Peter B. Hamilton	Issuer
For	For	8. Dennis R. Hendrix	Issuer
For	For	9. Michael McShane	Issuer
For	For	10. Michael G. Morris	Issuer
For	For	11. Michael E. J. Phelps	Issuer

For	For	Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's independent registered public accounting firm for fiscal year 2013	Issuer

For	For	An advisory resolution to approve executive compensation	Issuer

Against	For	Shareholder proposal concerning disclosure of political contributions	Security Holder

Against	For	Shareholder proposal concerning Fugitive Methane Emissions Report	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Wisconsin Energy Corporation	May 2, 2013	976657106	WEC

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. John F. Bergstrom	Issuer
For	For	2. Barbara L. Bowles	Issuer
For	For	3. Patricia W. Chadwick	Issuer
For	For	4. Curt S. Culver	Issuer
For	For	5. Thomas J. Fischer	Issuer
For	For	6. Gale E. Klappa	Issuer
For	For	7. Henry W. Knueppel	Issuer
For	For	8. Ulice Payne, Jr.	Issuer
For	For	9. Mary Ellen Stanek	Issuer

For	For	Ratification of Deloitte & Touche LLP as Independent Auditors for 2013	Issuer

For	For	Advisory vote to approve compensation of the Named Executive Officers	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Dominion Resources, Inc.	May 3, 2013	25746U109	D

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. William P. Barr	Issuer
For	For	2. Peter W. Brown, M.D.	Issuer
For	For	3. Helen E. Dragas	Issuer
For	For	4. James O. Ellis, Jr.	Issuer
For	For	5. Thomas F. Farrell II	Issuer
For	For	6. John W. Harris	Issuer
For	For	7. Robert S. Jepson, Jr.	Issuer
For	For	8. Mark J. Kington	Issuer
For	For	9. Pamela J. Royal, M.D.	Issuer
For	For	10. Robert H. Spilman, Jr.	Issuer
For	For	11. Michael E. Szymanczyk	Issuer
For	For	12. David A. Wollard	Issuer

For	For	Ratification of appointment of independent auditors for 2013	Issuer

For	For	Advisory vote on Approval of Executive Compensation (Say on Pay)	Issuer

For	For	Approval of Amendment to Bylaws to Allow Shareholders to Call Special Meetings	Issuer

Against	For	Report on Future Policy to End Use of Mountaintop Removal Coal	Security Holder

Against	For	Sustainability as a Performance Measure for Executive Compensation	Security Holder

Against	For	Policy Related to Minimizing Storage of Nuclear Waste in Spent Fuel Pools	Security Holder

Against	For	Report on the Financial Risks to Dominion Posed by Climate Change	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Kinder Morgan Inc	May 7, 2013	49456B101	KMI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Richard D. Kinder
2. C. Park Shaper
3.Steven J. Kean
4. Anthony W. Hall, Jr.
5. Deborah A. Macdonald
6. Michael Miller
7. Michael C. Morgan
8. Fayez Sarofim
9. Joel V. Staff
10. John Stokes
11. Robert F. Vagt

For	For	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2013	Issuer

Company Name	Meeting Date	ISIN	Ticker
Keyera Corporation	May 7, 2013	CA4932711001	KEY

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1. James V. Bertram
2. Robert B. Catell
3. Michael B.C. Davies
4. Douglas J. Haughey
5. Nancy M. Laird
6. Donald J. Nelson
7. H. Neil Nichols
8. Michael J. Norris
9. William R. Stedman

For	For	To appoint Deloitte & Touche LLP as auditors of Keyera for a term expiring at the close of the next annual meeting of Shareholders	Issuer

For	For
On the ordinary resolution, the full text of whichis set forth in Schedule B to the Information Circular published by Keyera in connection with the Meeting (the "Circular"), to ratify, confirm and approve the Advance Notice Bylaw, as more particularly described in the Circular under the heading "Matters to be Acted Upon at the Meeting" and in Schedule B
Issuer

For	For
On the special resolution, the full text of which is set forth in Schedule C to the Circular, to approve amendments to the articles of Keyera on substantially the terms set out in Schedule C to the Circular, including the creation of a limited number of preferred shares without nominal or par value to be referred to as the "First Preferred Shares" and a limited number of preferred shares without nominal or par value to be referred to as the "Second Preferred Shares", as more particularly described in the Circular under the heading "Matters to be Acted Upon at the Meeting" and in Schedule C
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Enbridge Inc.	May 8, 2013	29250N105	ENB

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. David A. Arledge
2. James J. Blanchard
3. J. Lorne Braithwaite
4. J. Herb England
5. Charles W. Fischer
6. V. Maureen Kempston Darkes
7. David A. Leslie
8. Al Monaco
9. George K. Petty
10. Charles E. Shultz
11. Dan C. Tutcher
12. Catherine L. Williams

For	For	Appoint PricewaterhouseCoopers LLP as auditors	Issuer

For	For	Vote on approach to executive compensation. While this vote is non-binding, it gives shareholders an opportunity to provide important input to board	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Sempra Energy	May 9, 2013	816851109	SRE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Alan L. Boeckmann	Issuer
For	For	2. James G. Brocksmith Jr.	Issuer
For	For	3. William D. Jones	Issuer
For	For	4. William G. Ouchi	Issuer
For	For	5. Debra L. Reed	Issuer
For	For	6. William C. Rusnack	Issuer
For	For	7. William P. Rutledge	Issuer
For	For	8. Lynn Schenk	Issuer
For	For	9. Jack T. Taylor	Issuer
For	For	10. Luis M. Tellez	Issuer
For	For	11. James C. Yardley	Issuer

For	For	Ratification of Independent Registered Public Accounting Firm	Issuer

For	For	Advisory Approval of Executive Compensation	Issuer

For	For	Approval of 2013 Long-Term Incentive Plan	Issuer

Against	For	Shareholder Proposal Regarding Independent Board Chairman	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Questar Corporation	May 10, 2013	748356102	STR

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Teresa Beck	Issuer
For	For	2. R.D. Cash	Issuer
For	For	3. Laurence M. Downes	Issuer
For	For	4. Christopher A. Helms	Issuer
For	For	5. Ronald W. Jibson	Issuer
For	For	6. Keith O. Rattie	Issuer
For	For	7. Harris H. Simmons	Issuer
For	For	8. Bruce A. Williamson	Issuer

For	For	Ratify the selection of Ernst & Young LLP as the Company's independent auditor	Issuer

For	For	Advisory vote to approve Named Executive Officer Compensation	Issuer

Company Name	Meeting Date	ISIN	Ticker
Pembina Pipeline Corporation	May 10, 2013	CA7063271034	PPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1. Grant D. Billing
2. Thomas W. Buchanan
3. Allan L. Edgeworth
4. Randall J. Findlay
5. Lorne B. Gordon
6. David M.B. LeGresley
7. Robert B. Michaleski
8. Leslie A. O'Donoghue
9. Jeffrey T. Smith

For	For	To appoint KPMG LLP, Chartered Accountants, as the auditors of the Corporation for the ensuing financial year at a remuneration to be fixed by Management	Issuer

For	For	To accept the approach to executive compensation as disclosed in the management proxy circular	Issuer

For	For
A special resolution approving and authorizing an amendment to the articles to create a new class of preferred shares designated as "Class A Preferred Shares" as more particularly described in the management proxy circular
Issuer

For	For
A special resolution approving and authorizing an amendment to the articles to change the designation and terms of the Corporation's existing internally held preferred shares as more particularly described in the management proxy circular
Issuer

For	For
A special resolution approving and authorizing an amendment to the articles to increase the maximum number of directors of Pembina from 11 to 13 as more particularly described in the management proxy circular
Issuer

For	For	An ordinary resolution to continue, and amend and restate the shareholder rights plan agreement as more particularly described in the management proxy circular	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Nisource Inc	May 14, 2013	65473P105	NI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Richard A. Abdoo	Issuer
For	For	2. Aristides S. Candris	Issuer
For	For	3. Sigmund L. Cornelius	Issuer
For	For	4. Michael E. Jesanis	Issuer
For	For	5. Marty R. Kittrell	Issuer
For	For	6. W. Lee Nutter	Issuer
For	For	7. Deborah S. Parker	Issuer
For	For	8. Robert C. Skaggs, Jr.	Issuer
For	For	9. Teresa A. Taylor	Issuer
For	For	10. Richard L. Thompson	Issuer
For	For	11. Carolyn Y. Woo	Issuer

For	For	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants	Issuer

For	For	To consider advisory approval of executive compensation	Issuer

Against	For	To consider a stockholder proposal regarding action by written consent	Security Holder

Against	For	To consider a stockholder proposal regarding a policy to end benchmarking CEO compensation	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
The Williams Companies, Inc	May 16, 2013	969457100	WMB

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Alan S. Armstrong	Issuer
For	For	2. Joseph R. Cleveland	Issuer
For	For	3. Kathleen B. Cooper	Issuer
For	For	4. John A. Hagg	Issuer
For	For	5. Juanita H. Hinshaw	Issuer
For	For	6. Ralph Izzo	Issuer
For	For	7. Frank T. Macinnis	Issuer
For	For	8. Steven W. Nance	Issuer
For	For	9. Murray D. Smith	Issuer
For	For	10. Janice D. Stoney	Issuer
For	For	11. Laura A. Sugg	Issuer

For	For	Ratification of Ernst & Young LLP as auditors for 2013	Issuer

For	For	Approval, by nonbinding advisory vote, of the Company's executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
CMS Energy Corporation	May 17, 2013	125896100	CMS

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. Jon E. Barfield	Issuer
For	For	2. Stephen E. Ewing	Issuer
For	For	3. Richard M. Gabrys	Issuer
For	For	4. William D. Harvey	Issuer
For	For	5. David W. Joos	Issuer
For	For	6. Philip R. Lochner, Jr.	Issuer
For	For	7. Michael T. Monahan	Issuer
For	For	8. John G. Russell	Issuer
For	For	9. Kenneth L. Way	Issuer
For	For	10. Laura H. Wright	Issuer
For	For	11. John B. Yasinsky	Issuer

For	For	Advisory vote to approve the Corporation's executive compensation	Issuer

For	For	Ratification of independent registered public accounting firm (PricewaterhouseCoopers LLP)	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Targa Resources Corporation	May 20, 2013	87612G101	TRGP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Rene R. Joyce
2. Peter R. Kagan
3. Chris Tong

For	For	Ratification of selection of independent auditors	Issuer

Company Name	Meeting Date	CUSIP	Ticker
ONEOK, Inc.	May 22, 2013	682680103	OKE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors:
For	For	1. James C. Day	Issuer
For	For	2. Julie H. Edwards	Issuer
For	For	3. William L. Ford	Issuer
For	For	4. John W. Gibson	Issuer
For	For	5. Bert H. Mackie	Issuer
For	For	6. Steven J.Malcolm	Issuer
For	For	7. Jim W. Mogg	Issuer
For	For	8. Pattye L. Moore	Issuer
For	For	9. Gary D. Parker	Issuer
For	For	10. Eduardo A. Rodriguez	Issuer

For	For	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc.	Issuer

For	For	A proposal to approve the material terms of the performance goals for the Equity Compensation Plan	Issuer

For	For	An advisory vote to approve the Company's executive compensation	Issuer

Against	For	A shareholder proposal regarding publication of a report on Methane Emissions	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners	May 29, 2013	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Frank M. Semple
2. Donald D. Wolf
3. Keith E. Bailey
4. Michael L. Beatty
5. Charles K. Dempster
6. Donald C. Heppermann
7. Randall J. Larson
8. Anne E. Fox Mounsey
9. William P Nicoletti

For	For	Ratification of Deloitte & Touche LLP as the Partnership's Independent Registered Public Accountants for the fiscal year ending December 31, 2013.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners, L.P.	June 4, 2013	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Oliver G. Richard, III
2. Clark C. Smith
3. Frank S. Sowinski

For	For	The approval of the Buckeye Partners, L.P. 2013 Long-Term Incentive Plan	Issuer

For	For	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2013	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President
                                           (Principal Executive Officer)

Date  August 5, 2013